Debt	6 Months Ended
Jun. 30, 2026
Debt [Abstract]
Debt
7.	Debt:

Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2025 and changes in the six months ended June 30, 2026 are discussed below.
Bank / Vessel(s)	December 31, 2025	June 30, 2026
Total long term debt:
New Huarong Facility (M/T Eco Marina Del Ray, M/T Julius Caesar, M/T Legio X Equestris, M/T Eco Oceano CA)	205,460	200,288
ABCFL Facility (Hull 25110054, Hull 25110056, Hull 25110058, Hull 25110060)	-	23,052
CIBFL Facility (Hull 25110055, Hull 25110057, Hull 25110059, Hull 25110061, Hull 25110063)	-	28,815
HSBC Facility (M/Y Parabellvm)	13,040	11,844
Total long term debt	218,500	263,999
Less: Deferred finance fees	(1,888)	(3,025)
Total long term debt net of deferred finance fees	216,612	260,974

Presented:
Current portion of long-term debt	11,824	11,747
Long term debt	204,788	249,227

Total Debt net of deferred finance fees	216,612	260,974

ABCFL Facility

On March 9, 2026, Roman Shark I Inc., Roman Shark III Inc., Roman Shark V Inc. and Roman Shark VII Inc. entered into lease financing arrangements with Agricultural Bank of China Financial Leasing (“ABCFL” and the “ABCFL Facility”) for the partial, pre-delivery financing of the construction cost of four of the Newbuilding Tankers. Under the ABCFL Facility, ABCFL will advance 85% of each instalment payable under the shipbuilding contracts as it falls due during the construction period, with the Company funding the remaining 15%. The total instalments under each shipbuilding contract amount to $45,200, and the aggregate financing under the ABCFL Facility will therefore be $38,420 for each Newbuilding Tanker and $153,680 in aggregate. Upon delivery of each vessel from the shipyard, each vessel will be sold to the lessor and concurrently leased back to the Company on a bareboat basis. The ABCFL Facility bears interest at Term SOFR plus a margin of 1.80%. Upon delivery of each vessel, the Company expects to make quarterly instalment payments of $506 over a period of 10 years, with a purchase obligation of $18,200 at the end of the 10-year period, for each vessel. Following the first anniversary of each vessel’s delivery, the Company will have the option to repurchase each vessel at purchase prices stipulated in the related bareboat charter agreement, varying according to when the option is exercised. Concurrently, another company under common control with the Tanker SPVs entered into similar agreements with ABCFL for the financing of a sister newbuilding vessel to the Newbuilding Tankers (the “Related Newbuilding Contract Owner”). This commonly controlled company was acquired by Rubico Inc. Upon consummation of the Tanker SPA, the Company provided ABCFL with a corporate guarantee of the obligations of Roman Shark I Inc., Roman Shark III Inc., Roman Shark V Inc. and Roman Shark VII Inc. and the Company also provided ABCFL with a corporate guarantee of the obligations of the Related Newbuilding Contract Owner. As of June 30, 2026, an amount of $23,052 is outstanding under the ABCFL Facility, representing 85% of the first instalments of $6,780 per vessel, or $27,120 in aggregate, paid to the yard for four of the Newbuilding Tankers.

The ABCFL Facility contains customary covenants and event of default clauses, including cross-default provisions and restrictive covenants. It contains performance requirements at the guarantor level and the shipowning companies level. At the guarantor level, from delivery of the vessel and at all times thereafter, the guarantor is required to maintain minimum liquidity of no less than $440 per tanker vessel and, following the cancellation, expiration or termination of the  time charter agreement with Trafigura (or a qualifying replacement charter agreement), the guarantor is required to maintain a ratio of total net debt to the aggregate market value of its fleet of no more than 80%. At the shipowning company level, following the cancellation, expiration or termination of the time charter agreement with Trafigura (or a qualifying replacement charter agreement), the ABCFL Facility is subject to a loan to value requirement whereby the outstanding capital balance must not exceed 85% of the vessel’s market value. Additionally, the ABCFL Facility contains restrictions on the Company incurring further indebtedness or guarantees and paying dividends when in default or if such dividend payment would result in a termination event under the lease financing agreement. The ABCFL Facility has change of control provisions whereby there may not be a change of control of the Company.

The ABCFL Facility is secured mainly by the following:

●	Ownership of the vessel;
●	Cross-default covenants with the Related Newbuilding Contract Owner and the newbuilding contract owners financed under the ABCFL Facility
●	A pre-delivery assignment of the shipbuilding contract and refund guarantee;
●	Assignment of insurances and earnings of each vessel financed;
●	Specific assignment of any time charters of the vessel financed with duration of more than 12 months;
●	Corporate guarantee of the Company;
●	Pledge of the shares of the relevant shipowning subsidiaries; and
●	Pledge over the earnings account of each vessel financed

CIBFL Facility

On March 18, 2026, Roman Shark II Inc., Roman Shark IV Inc., Roman Shark VI Inc., Roman Shark VIII Inc. and Roman Shark X Inc. entered into lease financing arrangements with Industrial Bank Financial Leasing Co., Ltd (“CIBFL” and the “CIBFL Facility”) for the partial, pre-delivery financing of the construction cost of five of the Newbuilding Tankers. Under the CIBFL Facility, CIBFL will advance 85% of each instalment payable under the shipbuilding contracts as it falls due during the construction period, with the Company funding the remaining 15%. The total instalments under each shipbuilding contract amount to $45,200, and the aggregate financing under the CIBFL Facility will therefore be $38,420 for each Newbuilding Tanker and $192,100 in aggregate. Upon delivery of each vessel from the shipyard, each vessel will be sold to the lessor and concurrently leased back to the Company on a bareboat basis. The CIBFL Facility bears interest at Term SOFR plus a margin of 1.80%. Upon delivery of each vessel, the Company expects to make quarterly instalment payments of $511 over a period of 10 years, with a purchase obligation of $18,000 at the end of the 10-year period, for each vessel. Following the first anniversary of each vessel’s delivery, the Company will have the option to repurchase each vessel at purchase prices stipulated in the related bareboat charter agreement, varying according to when the option is exercised. Upon consummation of the Tanker SPA, the Company provided CIBFL with a corporate guarantee of the obligations of Roman Shark II Inc., Roman Shark IV Inc., Roman Shark VI Inc., Roman Shark VIII Inc. and Roman Shark X Inc. As of June 30, 2026, an amount of $28,815 is outstanding under the CIBFL Facility, representing 85% of the first instalments of $6,780 per vessel, or $33,900 in aggregate, paid to the yard for five of the Newbuilding Tankers.

The CIBFL Facility contains customary covenants and event of default clauses, including cross-default provisions and restrictive covenants. It contains performance requirements at the guarantor level and the shipowning companies level. At the guarantor level, from delivery of the vessel and at all times thereafter, the guarantor is required to maintain minimum liquidity of no less than $440 per tanker vessel and, following the cancellation, expiration or termination of the time charter agreement with Trafigura (or a qualifying replacement charter agreement), the guarantor is required to maintain a ratio of total net debt to the aggregate market value of its fleet of no more than 80%. At the shipowning company level, following the cancellation, expiration or termination of the initial time charter agreement with Trafigura (or a qualifying replacement charter agreement), the CIBFL Facility is subject to an asset-cover requirement whereby the vessel’s market value must not fall below 118% of the outstanding capital balance. Additionally, the CIBFL Facility contains restrictions on the Company incurring further indebtedness or guarantees and paying dividends when in default or if such dividend payment would result in a termination event under the lease financing agreement. The CIBFL Facility has change of control provisions whereby there may not be a change of control of the Company.

The CIBFL Facility is secured mainly by the following:

●	Ownership of the vessel;
●	Cross-default covenants with the newbuilding contract owners financed under the CIBFL Facility;
●	A pre-delivery assignment of the shipbuilding contract and refund guarantee;
●	Assignment of insurances and earnings of each vessel financed;
●	Specific assignment of any time charters of the vessel financed with duration of more than 12 months;
●	Corporate guarantee of the Company (see above);
●	Pledge of the shares of the relevant shipowning subsidiaries; and
●	Pledge over the earnings account of each vessel financed

As of June 30, 2026, the applicable average SOFR was 3.66% and the applicable EURIBOR was 2.25%.

As of June 30 2026, the Company was in compliance with all covenants with respect to its credit facilities.